Taxes on Income	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 15 - TAXES ON INCOME

A.	The Company is taxed according to Israeli tax laws:

1.	Corporate tax rates in Israel

The Israeli corporate tax rate was 26.5% and 25% in the years 2015 and 2016 and onwards.

2.	The entity is still in its development stage and has not yet generated revenues, therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	As of September 30,		As of December 31,
	2016	2015	2015
	In thousands		In thousands
	Unaudited
Deferred tax assets:
Deferred taxes due to carryforward losses	$1,067	$739	$844

	1,067	739	844

Valuation allowance	(1,067)	(739)	(844)

Net deferred tax asset	$—	$—	$—

NOTE 15 - TAXES ON INCOME

A.	The Company is taxed according to Israeli tax laws:

1.	Corporate tax rates in Israel

The Israeli corporate tax rate was 26.5% in the years 2015 and 2014.

2.	The entity is still in its development stage and has not yet generated revenues, therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	Year ended December 31
	2015	2014
	In thousands
Deferred tax assets:
Deferred taxes due to carryforward losses	$844	$600

	844	600

Valuation allowance	(844)	(600)

Net deferred tax asset	$—	$—